Other Equity Instruments (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 1,860	£ 1,956
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500	£ 500
Interest rate	0.0675	0.0675
Other equity instruments	£ 0	£ 496
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500	£ 500
Interest rate	0.0630	0.0630
Other equity instruments	£ 500	£ 500
- £210m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 210	£ 210
Interest rate	0.0425	0.0425
Other equity instruments	£ 210	£ 210
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750	£ 750
Interest rate	0.0650	0.0650
Other equity instruments	£ 750	£ 750
- £400m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 400	£ 400
Interest rate	0.0875	0.0875
Other equity instruments	£ 400	£ 0